Longview Advantage ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 0.8%
AAR Corp. (a)	382	$ 43,021
AerSale Corp. (a)	88	580
Astronics Corp. (a)	64	5,568
ATI, Inc. (a)	1,212	212,294
BWX Technologies, Inc.	532	104,208
Cadre Holdings, Inc.	11	343
Carpenter Technology Corp.	480	225,110
Curtiss-Wright Corp.	178	133,075
Ducommun, Inc. (a)	2	304
FTAI Aviation Ltd.	166	43,216
General Dynamics Corp.	799	277,109
General Electric Co.	3,417	1,106,288
HEICO Corp.	8	2,785
HEICO Corp. - Class A	160	41,570
Hexcel Corp.	510	45,793
Howmet Aerospace, Inc.	1,467	378,853
Huntington Ingalls Industries, Inc.	264	81,357
L3Harris Technologies, Inc.	493	155,384
Leonardo DRS, Inc.	665	32,425
Lockheed Martin Corp.	812	430,725
Mercury Systems, Inc. (a)	36	4,021
Moog, Inc. - Class A	381	137,149
National Presto Industries, Inc.	9	1,139
Northrop Grumman Corp.	794	447,562
Park Aerospace Corp.	1	32
RTX Corp.	5,258	944,652
StandardAero, Inc. (a)	19	544
Textron, Inc.	2,275	208,754
V2X, Inc. (a)	4,396	365,440
VSE Corp.	15	2,777
Woodward, Inc.	363	127,061
		5,559,139

Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.	1,390	248,323
Expeditors International of Washington, Inc.	2,628	415,198
FedEx Corp.	11,945	4,918,354
Forward Air Corp. (a)	2,268	23,995
GXO Logistics, Inc. (a)	7,818	391,760
Hub Group, Inc. - Class A	744	30,906
Radiant Logistics, Inc. (a)	121	1,027
United Parcel Service, Inc. - Class B	33,939	3,620,952
		9,650,515

Automobile Components - 1.0%
Adient PLC (a)	11,498	262,844
Aptiv PLC (a)	29,623	2,012,587
Autoliv, Inc.	14	1,780
BorgWarner, Inc.	8,117	582,963
Dana, Inc.	15,602	552,467
Dauch Corp. (a)	1	7
Dorman Products, Inc. (a)	139	17,225

Gentex Corp.	5,566	134,475
Gentherm, Inc. (a)	560	19,426
Goodyear Tire & Rubber Co. (a)(b)	22,728	138,641
Holley, Inc. (a)	652	1,780
LCI Industries (b)	3,127	340,905
Lear Corp.	8,987	1,286,219
Magna International, Inc.	14	907
Motorcar Parts of America, Inc. (a)	131	1,449
Patrick Industries, Inc.	3,620	327,682
Phinia, Inc.	5,073	391,940
Standard Motor Products, Inc.	3,167	124,115
Strattec Security Corp. (a)	70	5,597
Versigent PLC (a)	4	176
Visteon Corp. (b)	1,439	170,219
XPEL, Inc. (a)	31	1,417
		6,374,821

Automobiles - 0.4%
General Motors Co.	7,490	623,468
Harley-Davidson, Inc.	2,734	66,108
Tesla, Inc. (a)	4,203	1,831,625
Thor Industries, Inc. (b)	1,406	111,187
Winnebago Industries, Inc. (b)	116	3,444
		2,635,832

Banks - 4.4%
1st Source Corp.	424	31,300
ACNB Corp.	653	35,451
Amalgamated Financial Corp.	1,159	48,075
Amerant Bancorp, Inc.	34	772
Ameris Bancorp	584	49,237
Ames National Corp.	2	57
Arrow Financial Corp.	443	16,258
Associated Banc-Corp.	10,493	291,810
Atlantic Union Bankshares Corp.	935	35,175
Axos Financial, Inc. (a)	5,222	453,844
Banc of California, Inc.	3,835	73,709
BancFirst Corp.	269	29,668
Bancorp, Inc. (a)	1,812	99,950
Bank First Corp.	137	19,046
Bank of America Corp.	23,472	1,211,155
Bank of Hawaii Corp. (b)	397	30,410
Bank of NT Butterfield & Son Ltd.	5,127	289,470
Bank OZK	7,808	377,829
Bank7 Corp.	310	13,721
BankUnited, Inc.	792	36,741
Bankwell Financial Group, Inc.	444	23,230
Banner Corp. (b)	297	19,305
Bar Harbor Bankshares	4	140
BayCom Corp.	9	277
BOK Financial Corp.	231	29,577
Bridgewater Bancshares, Inc. (a)	549	10,354
Burke & Herbert Financial Services Corp.	1,329	84,524
Business First Bancshares, Inc.	164	4,671
Byline Bancorp, Inc.	23	761
C&F Financial Corp.	57	4,204
California BanCorp	3,341	63,412
Camden National Corp.	518	25,916
Capital Bancorp, Inc.	833	26,589

Capital City Bank Group, Inc.	602	27,475
Capitol Federal Financial, Inc.	699	5,431
Carter Bankshares, Inc.	3,839	104,805
Cathay General Bancorp (b)	595	34,308
Central Pacific Financial Corp.	1,375	47,245
ChoiceOne Financial Services, Inc.	840	26,376
Citigroup, Inc.	8,217	1,034,520
Citizens & Northern Corp.	15	316
Citizens Financial Group, Inc.	2,776	172,834
Citizens Financial Services, Inc.	122	7,934
City Holding Co.	350	43,508
Civista Bancshares, Inc.	12	311
CNB Financial Corp.	1	31
Coastal Financial Corp. (a)	3	214
Colony Bankcorp, Inc.	14	277
Columbia Banking System, Inc. (b)	4,261	126,296
Columbia Financial, Inc. (a)	266	5,355
Commerce Bancshares, Inc.	836	43,656
Community Financial System, Inc.	480	30,547
Community Trust Bancorp, Inc.	15	1,003
Community West Bancshares	1,943	46,651
ConnectOne Bancorp, Inc.	5	150
Cullen/Frost Bankers, Inc. (b)	797	108,009
Customers Bancorp, Inc. (a)	2,329	175,001
CVB Financial Corp.	1,328	27,038
Dime Community Bancshares, Inc.	1,330	49,769
Eagle Bancorp Montana, Inc.	508	11,273
Eagle Financial Services, Inc.	126	4,972
East West Bancorp, Inc.	6,671	817,464
Eastern Bankshares, Inc.	134	2,644
Enterprise Financial Services Corp.	1,635	99,097
Equity Bancshares, Inc. - Class A	411	18,947
Farmers & Merchants Bancorp, Inc.	345	9,636
Farmers National Banc Corp.	1,957	27,750
FB Financial Corp.	462	24,343
Fidelity D&D Bancorp, Inc.	180	8,408
Fifth Third Bancorp	7,121	355,552
Financial Institutions, Inc.	1,208	43,766
First Bancorp	43	2,530
First BanCorp	7,809	187,260
First Bancorp, Inc.	278	8,093
First Bank	44	688
First Busey Corp.	2,120	58,024
First Business Financial Services, Inc.	388	22,318
First Capital, Inc.	3	185
First Citizens BancShares, Inc. - Class A (b)	605	1,204,259
First Commonwealth Financial Corp.	1,187	22,482
First Community Bankshares, Inc.	19	819
First Community Corp.	6	180
First Financial Bancorp	906	27,869
First Financial Bankshares, Inc.	721	23,562
First Financial Corp.	604	41,785
First Hawaiian, Inc.	1,417	38,231
First Horizon Corp.	12,268	297,254
First Interstate BancSystem, Inc. - Class A	962	34,247
First Merchants Corp.	567	22,850
First Mid Bancshares, Inc.	376	16,563
First National Corp.	581	16,149
First United Corp.	455	17,991
Firstsun Capital Bancorp (a)	14	496

Five Star Bancorp	2	84
Flushing Financial Corp.	4	64
FNB Corp.	3,692	64,536
Franklin Financial Services Corp.	240	13,951
FS Bancorp, Inc.	172	7,002
Fulton Financial Corp.	4,959	107,561
FVCBankcorp, Inc.	8	126
German American Bancorp, Inc.	908	39,698
Glacier Bancorp, Inc.	714	33,951
Great Southern Bancorp, Inc.	378	27,121
Hancock Whitney Corp. (b)	886	60,354
Hanmi Financial Corp.	1,270	38,252
Hawthorn Bancshares, Inc.	103	3,779
HBT Financial, Inc.	666	19,068
Heritage Financial Corp.	49	1,335
Hilltop Holdings, Inc.	375	14,145
Hingham Institution For Savings The	20	5,788
Home Bancorp, Inc.	301	19,378
Home BancShares, Inc.	3,323	88,923
HomeTrust Bancshares, Inc.	392	18,216
Hope Bancorp, Inc.	503	6,308
Huntington Bancshares, Inc.	13,222	216,312
Independent Bank Corp. (b)	398	31,474
Independent Bank Corp.	524	17,984
International Bancshares Corp.	2,917	210,491
Investar Holding Corp.	6	170
JPMorgan Chase & Co.	18,642	5,579,737
Kearny Financial Corp.	50	412
KeyCorp	162,308	3,462,030
Lakeland Financial Corp.	219	13,278
LCNB Corp.	8	136
Live Oak Bancshares, Inc.	41	1,559
M&T Bank Corp.	972	210,059
MainStreet Bancshares, Inc.	445	10,186
Mercantile Bank Corp.	39	2,067
Meridian Corp.	19	342
Metrocity Bankshares, Inc.	85	2,776
Mid Penn Bancorp, Inc.	17	555
MVB Financial Corp.	38	1,016
National Bank Holdings Corp. - Class A	317	13,260
NB Bancorp, Inc.	24	481
NBT Bancorp, Inc.	410	18,958
Nicolet Bankshares, Inc.	286	40,117
Northeast Bank	692	87,012
Northeast Community Bancorp, Inc.	896	21,719
Northfield Bancorp, Inc.	7	99
Northpointe Bancshares, Inc.	1,430	24,424
Northrim BanCorp, Inc.	3,253	80,382
Northwest Bancshares, Inc.	1,084	15,339
Norwood Financial Corp.	192	5,804
Oak Valley Bancorp	34	1,119
OceanFirst Financial Corp.	2	38
OFG Bancorp	3,128	142,512
Old National Bancorp (b)	3,456	82,979
Old Second Bancorp, Inc.	1	21
OP Bancorp	377	5,301
Orange County Bancorp, Inc.	331	11,294
Origin Bancorp, Inc.	1	48
Orrstown Financial Services, Inc.	2,738	101,662
Park National Corp.	299	51,296

Parke Bancorp, Inc.	949	29,163
Pathward Financial, Inc.	2,143	176,240
PCB Bancorp	473	11,622
Peoples Bancorp of North Carolina, Inc.	136	5,726
Peoples Bancorp, Inc.	1	35
Peoples Financial Services Corp.	993	58,994
Pinnacle Financial Partners, Inc.	287	28,051
Plumas Bancorp	201	10,579
PNC Financial Services Group, Inc.	1,627	359,762
Ponce Financial Group, Inc. (a)	24	453
Popular, Inc. (b)	1,256	186,554
Preferred Bank	1,642	157,336
Primis Financial Corp.	4,096	59,105
Prosperity Bancshares, Inc.	920	63,443
Provident Financial Services, Inc.	9,467	210,073
RBB Bancorp	486	11,625
Red River Bancshares, Inc.	42	3,819
Regions Financial Corp.	22,250	623,000
Renasant Corp.	736	29,970
Republic Bancorp, Inc. - Class A	418	33,837
S&T Bancorp, Inc.	488	22,004
SB Financial Group, Inc.	4	86
Seacoast Banking Corp. of Florida	782	23,702
ServisFirst Bancshares, Inc.	372	29,012
Shore Bancshares, Inc.	1,927	39,812
Sierra Bancorp	366	13,901
SmartFinancial, Inc.	1	42
South Plains Financial, Inc.	10	406
Southern Missouri Bancorp, Inc.	519	35,842
Southside Bancshares, Inc.	26	852
SOUTHSTATE BANK CORP	2,530	239,717
Stock Yards Bancorp, Inc.	138	9,900
Texas Capital Bancshares, Inc.	3,209	319,263
TFS Financial Corp.	398	6,332
Third Coast Bancshares, Inc. (a)	661	25,290
Timberland Bancorp, Inc.	236	9,577
Tompkins Financial Corp.	2,312	199,179
Towne Bank	616	20,987
TriCo Bancshares	13	660
Triumph Financial, Inc. (a)	103	7,339
Truist Financial Corp.	2,731	131,661
TrustCo Bank Corp. NY	1	52
Trustmark Corp.	6,148	271,496
UMB Financial Corp.	1,769	232,199
United Bankshares, Inc.	1,446	62,771
United Community Banks, Inc.	1,131	37,266
Unity Bancorp, Inc.	540	30,164
Univest Financial Corp.	1	39
US Bancorp	16,349	896,743
USCB Financial Holdings, Inc.	21	389
Valley National Bancorp	4,389	60,437
Virginia National Bankshares Corp.	2	87
WaFd, Inc. (b)	51	1,814
Washington Trust Bancorp, Inc.	2	65
Wells Fargo & Co.	31,925	2,475,464
WesBanco, Inc.	937	32,467
West BanCorp, Inc.	12	287
Westamerica BanCorp	412	22,862
Western Alliance Bancorp	3,697	294,466
Western New England Bancorp, Inc.	3	40

Wintrust Financial Corp.	3,020	453,695
WSFS Financial Corp. (b)	1,594	113,891
Zions Bancorp NA	10,898	680,580
		28,919,699

Beverages - 0.9%
Brown-Forman Corp. - Class B	6,795	174,767
Coca-Cola Co.	8,668	684,859
Constellation Brands, Inc. - Class A	21,993	3,053,068
Keurig Dr Pepper, Inc.	115	3,453
Monster Beverage Corp. (a)	2,119	186,642
National Beverage Corp. (a)	623	23,045
PepsiCo, Inc.	8,384	1,208,889
Primo Brands Corp. (b)	14,121	350,201
Vita Coco Co., Inc. (a)	444	33,358
		5,718,282

Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (a)	3,525	76,352
ADMA Biologics, Inc. (a)	40	319
Alkermes PLC (a)	6	253
Alnylam Pharmaceuticals, Inc. (a)	1	302
Amgen, Inc.	3,181	1,071,329
Biogen, Inc. (a)	2,232	437,472
BioMarin Pharmaceutical, Inc. (a)	172	9,854
Catalyst Pharmaceuticals, Inc. (a)	8	250
Emergent BioSolutions, Inc. (a)	8,994	82,025
Exelixis, Inc. (a)	11,532	582,135
Gilead Sciences, Inc.	35,300	4,745,379
Halozyme Therapeutics, Inc. (a)	1,037	69,002
Incyte Corp. (a)	35,279	3,412,890
Krystal Biotech, Inc. (a)(b)	22	6,799
MiMedx Group, Inc. (a)	3	11
Neurocrine Biosciences, Inc. (a)	886	140,254
Puma Biotechnology, Inc. (a)	5,394	38,675
Regeneron Pharmaceuticals, Inc.	58	35,657
United Therapeutics Corp. (a)	110	61,250
Veracyte, Inc. (a)	12,223	566,414
Vertex Pharmaceuticals, Inc. (a)	35	15,664
		11,352,286

Broadline Retail - 2.3%
Amazon.com, Inc. (a)	48,389	13,095,999
Dillard's, Inc. - Class A	582	343,502
eBay, Inc.	4,081	445,931
Kohl's Corp. (b)	8,986	129,039
Macy's, Inc.	62,216	1,353,820
MercadoLibre, Inc. (a)	1	1,696
Ollie's Bargain Outlet Holdings, Inc. (a)	29	2,367
Savers Value Village, Inc. (a)	202	1,808
		15,374,162

Building Products - 0.7%
A O Smith Corp.	2,923	165,793
AAON, Inc. (b)	38	5,328
Advanced Drainage Systems, Inc.	2,251	313,249
Allegion PLC	1,411	183,529
Apogee Enterprises, Inc.	2,180	83,734

Armstrong World Industries, Inc.	934	147,479
AZZ, Inc.	636	86,184
Builders FirstSource, Inc. (a)	236	17,997
Carlisle Cos., Inc.	2,989	1,030,637
Carrier Global Corp.	593	37,875
CSW Industrials, Inc.	8	2,216
Fortune Brands Innovations, Inc.	1,549	60,318
Griffon Corp. (b)	2,274	200,066
Hayward Holdings, Inc. (a)	1,964	27,712
Insteel Industries, Inc.	867	23,834
Janus International Group, Inc. (a)	9	48
Johnson Controls International PLC	3,655	489,989
Lennox International, Inc.	141	70,804
Masterbrand, Inc. (a)	506	4,395
Owens Corning	213	26,800
Resideo Technologies, Inc. (a)	30,001	938,131
Simpson Manufacturing Co., Inc.	332	62,994
Trane Technologies PLC	1,231	555,550
Trex Co., Inc. (a)	4	166
UFP Industries, Inc.	157	12,717
Zurn Elkay Water Solutions Corp.	1,492	70,124
		4,617,669

Capital Markets - 2.0%
Acadian Asset Management, Inc.	432	31,238
Affiliated Managers Group, Inc.	386	116,900
Ameriprise Financial, Inc.	3,612	1,609,905
Artisan Partners Asset Management, Inc. - Class A	1,949	72,971
Bank of New York Mellon Corp.	4,136	576,682
BGC Group, Inc. - Class A	4,833	50,505
Blackrock, Inc.	394	412,471
Carlyle Group, Inc.	1,045	47,474
Cboe Global Markets, Inc.	429	143,097
Charles Schwab Corp.	5,476	478,329
CME Group, Inc.	733	200,505
Cohen & Steers, Inc.	20	1,396
Coinbase Global, Inc. - Class A (a)	21	3,970
Donnelley Financial Solutions, Inc. (a)	270	10,716
Evercore, Inc. - Class A	388	132,254
FactSet Research Systems, Inc. (b)	5	1,227
Franklin Resources, Inc.	2,859	88,686
GCM Grosvenor, Inc. - Class A	4	42
Goldman Sachs Group, Inc.	1,714	1,757,810
Hamilton Lane, Inc. - Class A	11	958
Houlihan Lokey, Inc.	269	38,107
Interactive Brokers Group, Inc. - Class A	2	174
Intercontinental Exchange, Inc.	1,993	294,665
Jefferies Financial Group, Inc.	1,408	74,230
KKR & Co., Inc.	1	96
Lazard, Inc.	1,691	80,035
LPL Financial Holdings, Inc.	758	207,518
MarketAxess Holdings, Inc.	524	68,141
Moelis & Co. - Class A	3,167	213,107
Moody's Corp.	387	175,408
Morgan Stanley	7,192	1,495,936
Morningstar, Inc.	8	1,456
Nasdaq, Inc.	1,251	115,743
Northern Trust Corp.	1,822	301,450
Piper Sandler Cos.	712	55,828

PJT Partners, Inc. - Class A	7	1,070
Raymond James Financial, Inc.	109	15,632
Robinhood Markets, Inc. - Class A (a)	13	1,226
S&P Global, Inc.	373	158,152
SEI Investments Co.	1,164	102,292
State Street Corp.	1,970	306,611
Stifel Financial Corp.	2,847	199,717
StoneX Group, Inc. (a)	2,316	262,519
T Rowe Price Group, Inc.	15,695	1,640,598
Tradeweb Markets, Inc. - Class A	7	702
UBS Group AG	4	188
Victory Capital Holdings, Inc. - Class A	957	80,914
Virtu Financial, Inc. - Class A	26,309	1,319,396
WisdomTree, Inc. (b)	9,165	174,593
		13,122,640

Chemicals - 2.0%
AdvanSix, Inc.	1,755	39,382
Air Products and Chemicals, Inc.	2,693	750,324
Albemarle Corp.	674	118,907
Avient Corp.	6,827	241,812
Axalta Coating Systems Ltd. (a)	32,738	1,007,348
Balchem Corp.	92	14,419
Cabot Corp.	9,140	799,841
CF Industries Holdings, Inc.	35,294	3,965,281
Chemours Co.	18,655	413,395
Core Molding Technologies, Inc. (a)	445	10,542
Corteva, Inc.	2,320	181,610
Dow, Inc.	835	28,181
DuPont de Nemours, Inc.	6,347	307,322
Eastman Chemical Co.	3,606	273,587
Ecolab, Inc.	707	180,992
Ecovyst, Inc. (a)	7,716	101,774
Element Solutions, Inc.	1,930	81,890
Hawkins, Inc.	3	464
HB Fuller Co.	8,259	529,237
Ingevity Corp. (a)	8	543
Innospec, Inc.	321	26,624
International Flavors & Fragrances, Inc.	1,893	143,963
Intrepid Potash, Inc. (a)	13	508
Koppers Holdings, Inc.	3,944	160,915
Kronos Worldwide, Inc.	1,196	8,599
Linde PLC	1,278	636,048
LSB Industries, Inc. (a)	10,193	127,820
LyondellBasell Industries NV - Class A	1,302	86,778
Minerals Technologies, Inc.	2,753	212,036
Mosaic Co.	423	10,110
NewMarket Corp.	672	519,846
Olin Corp.	17,482	452,259
Orion SA	7,842	59,913
PPG Industries, Inc.	5,833	659,012
Quaker Chemical Corp.	140	20,094
Rayonier Advanced Materials, Inc. (a)	5,475	50,096
RPM International, Inc.	1,915	202,933
Sensient Technologies Corp.	408	46,451
Sherwin-Williams Co.	600	182,304
Solstice Advanced Materials, Inc.	4,876	410,706
Stepan Co.	712	37,629
		13,101,495

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,003	39,177
ACCO Brands Corp.	13,206	52,296
BrightView Holdings, Inc. (a)	10,366	128,124
Brink's Co.	3,475	361,470
Casella Waste Systems, Inc. - Class A (a)	20	1,643
Cintas Corp.	475	81,349
Clean Harbors, Inc. (a)	1,505	422,950
Copart, Inc. (a)	422	13,829
Deluxe Corp.	7,418	180,183
Ennis, Inc.	1,821	37,258
Enviri Corp. (a)	22,873	474,615
Healthcare Services Group, Inc. (a)	8	165
Interface, Inc.	8,427	249,439
Liquidity Services, Inc. (a)	11	398
MillerKnoll, Inc.	10,046	162,544
MSA Safety, Inc.	644	106,775
Onterris, Inc. (a)	9	144
OPENLANE, Inc. (a)	3,253	123,939
Quad/Graphics, Inc.	6,907	51,457
Republic Services, Inc.	1,172	234,916
Rollins, Inc.	529	25,180
Tetra Tech, Inc.	492	13,525
UniFirst Corp.	50	13,271
Veralto Corp.	929	76,392
Vestis Corp. (a)(b)	12,734	164,523
Waste Management, Inc.	3,812	806,086
		3,821,648

Communications Equipment - 1.1%
ADTRAN Holdings, Inc. (a)	3	50
Arista Networks, Inc. (a)	2,253	359,286
Aviat Networks, Inc. (a)	1,228	21,821
BK Technologies Corp. (a)	3	248
Cisco Systems, Inc.	17,735	2,135,649
Digi International, Inc. (a)	619	41,349
Extreme Networks, Inc. (a)	12	318
F5, Inc. (a)	227	87,043
Harmonic, Inc. (a)	1,362	20,580
Motorola Solutions, Inc.	960	387,149
NetScout Systems, Inc. (a)	1,147	47,738
Ribbon Communications, Inc. (a)(b)	684	2,107
Viasat, Inc. (a)	45,267	3,649,425
Vistance Networks, Inc.	28,412	354,582
		7,107,345

Construction & Engineering - 0.6%
AECOM	54	3,746
Ameresco, Inc. - Class A (a)	1,204	43,320
API Group Corp. (a)	3,391	139,031
Arcosa, Inc.	1,017	128,905
Bowman Consulting Group Ltd. (a)	4	126
Centuri Holdings, Inc. (a)	4,718	145,031
Comfort Systems USA, Inc.	451	824,523
Concrete Pumping Holdings, Inc. (a)	725	5,670
Construction Partners, Inc. - Class A (a)	1,342	156,303
EMCOR Group, Inc.	372	307,577
Everus Construction Group, Inc. (a)	2,045	304,235

Granite Construction, Inc. (b)	1,364	186,650
IES Holdings, Inc. (a)	287	194,686
Limbach Holdings, Inc. (a)(b)	8	620
MasTec, Inc. (a)	1,203	455,179
MYR Group, Inc. (a)	424	197,185
NWPX Infrastructure, Inc. (a)	16	1,887
Orion Group Holdings, Inc. (a)	70	963
Primoris Services Corp.	1,201	151,062
Quanta Services, Inc.	284	202,131
Sterling Infrastructure, Inc. (a)	186	160,116
Tutor Perini Corp.	6	429
Valmont Industries, Inc.	486	252,628
		3,862,003

Construction Materials - 0.3%
CRH PLC	4,829	525,347
Eagle Materials, Inc. (b)	3,746	828,540
James Hardie Industries PLC (a)(b)	622	14,480
Knife River Corp. (a)(b)	1,048	82,279
Martin Marietta Materials, Inc.	206	119,818
Smith-Midland Corp. (a)	2	64
United States Lime & Minerals, Inc.	90	10,259
Vulcan Materials Co.	378	106,944
		1,687,731

Consumer Finance - 1.5%
Ally Financial, Inc.	40,977	1,754,225
American Express Co.	3,099	980,741
Bread Financial Holdings, Inc. (b)	7,023	625,539
Capital One Financial Corp.	161	30,257
Credit Acceptance Corp. (a)(b)	635	364,261
Dave, Inc. (a)	314	88,724
Encore Capital Group, Inc. (a)	6,173	493,408
Enova International, Inc. (a)	4,243	685,287
FirstCash Holdings, Inc.	9,002	1,979,630
Green Dot Corp. - Class A (a)	2,023	26,036
LendingClub Corp. (a)	6,042	107,850
LendingTree, Inc. (a)	63	2,407
Nelnet, Inc. - Class A	1,393	181,884
NerdWallet, Inc. - Class A (a)	6,734	57,912
OneMain Holdings, Inc.	16,583	917,206
Oportun Financial Corp. (a)	1,020	5,528
OppFi, Inc. (a)	9	76
PROG Holdings, Inc.	5,965	219,333
Regional Management Corp.	229	8,418
SLM Corp.	5,122	113,299
SoFi Technologies, Inc. (a)(b)	2	36
Synchrony Financial	18,188	1,299,351
Upstart Holdings, Inc. (a)	3	101
World Acceptance Corp. (a)	1	165
		9,941,674

Consumer Staples Distribution & Retail - 2.7%
Albertsons Cos., Inc. - Class A	2,932	45,769
Andersons, Inc.	948	66,919
BJ's Wholesale Club Holdings, Inc. (a)	9,869	841,628
Casey's General Stores, Inc.	499	382,803
Chefs' Warehouse, Inc. (a)	1,267	96,976
Costco Wholesale Corp.	887	848,256

Dollar General Corp.	11,270	1,246,575
Dollar Tree, Inc. (a)	28,133	3,275,806
Ingles Markets, Inc. - Class A (b)	1,411	124,817
Kroger Co.	43,913	2,729,193
Maplebear, Inc. (a)	2,174	86,525
Natural Grocers by Vitamin Cottage, Inc.	1,326	38,931
Performance Food Group Co. (a)	3,799	373,024
PriceSmart, Inc. (b)	474	80,575
Sprouts Farmers Market, Inc. (a)	13,948	1,152,384
Sysco Corp.	13,800	1,046,178
Target Corp.	27,443	3,487,182
United Natural Foods, Inc. (a)	4	205
US Foods Holding Corp. (a)	5,905	483,324
Village Super Market, Inc. - Class A	1,423	66,113
Walmart, Inc.	12,261	1,419,211
Weis Markets, Inc.	1,015	74,065
		17,966,459

Containers & Packaging - 1.8%
AptarGroup, Inc.	970	112,375
Avery Dennison Corp.	8,230	1,309,146
Ball Corp.	49,151	2,687,085
Crown Holdings, Inc.	18,227	1,733,023
Greif, Inc. - Class A	2,945	186,507
Greif, Inc. - Class B	1	80
Myers Industries, Inc.	8,359	190,585
O-I Glass, Inc. (a)	8,923	78,076
Packaging Corp. of America	6,566	1,437,363
Silgan Holdings, Inc. (b)	11,434	429,461
Smurfit Westrock PLC	70,466	2,899,676
Sonoco Products Co.	14,681	714,671
TriMas Corp.	338	13,835
		11,791,883

Distributors - 0.1%
Genuine Parts Co.	1,645	162,361
GigaCloud Technology, Inc. - Class A (a)	1,797	64,764
LKQ Corp.	10,402	282,102
Pool Corp.	74	13,424
		522,651

Diversified Consumer Services - 0.7%
ADT, Inc.	76,317	512,087
American Public Education, Inc. (a)	10	495
Carriage Services, Inc.	2,754	113,437
Covista, Inc. (a)	200	23,560
Frontdoor, Inc. (a)	10,472	649,997
Graham Holdings Co. - Class B	100	109,729
Grand Canyon Education, Inc. (a)	680	101,898
Laureate Education, Inc. (a)	25,722	822,847
Liberty Live Holdings, Inc. - Class A (a)	24	2,312
Lincoln Educational Services Corp. (a)	2	93
Matthews International Corp. - Class A	5,060	134,292
OneSpaWorld Holdings Ltd.	198	4,702
Perdoceo Education Corp.	5,511	178,446
Service Corp. International	20,129	1,513,500
Strategic Education, Inc.	70	5,372
Stride, Inc. (a)	3,716	343,284
Universal Technical Institute, Inc. (a)	449	16,797

		4,532,848

Diversified Telecommunication Services - 2.4%
Anterix, Inc. (a)	1,635	104,673
AT&T, Inc.	206,900	5,131,120
ATN International, Inc.	2,816	79,299
Bandwidth, Inc. - Class A (a)	309	20,076
Comcast Corp. - Class A	123,502	3,071,495
IDT Corp. - Class B	300	16,548
Iridium Communications, Inc.	23,427	1,213,050
Liberty Capital Corp. - Class A (a)	3	67
Liberty Global Ltd. - Class A (a)	7	88
Liberty Global Ltd. - Class C (a)	2,888	35,118
Liberty Latin America Ltd. - Class C (a)	17,631	144,574
Shenandoah Telecommunications Co.	171	2,727
Uniti Group, Inc. (a)	2	22
Verizon Communications, Inc.	125,552	6,002,641
		15,821,498

Electric Utilities - 0.8%
Alliant Energy Corp.	3,609	258,440
American Electric Power Co., Inc.	3,170	401,544
Duke Energy Corp.	3,996	490,429
Edison International	696	48,678
Entergy Corp.	4,070	443,834
Evergy, Inc.	3,947	323,812
Eversource Energy	1,835	125,275
Exelon Corp.	7,182	327,786
FirstEnergy Corp.	2,610	121,078
Genie Energy Ltd. - Class B	43	597
Hawaiian Electric Industries, Inc. (a)	417	5,546
IDACORP, Inc.	1,457	204,373
MGE Energy, Inc.	495	37,373
NextEra Energy, Inc.	10,231	890,199
NRG Energy, Inc.	1,149	154,058
OGE Energy Corp.	3,708	175,129
Otter Tail Corp.	588	50,956
PG&E Corp.	8,361	136,619
Pinnacle West Capital Corp.	1,717	171,254
Portland General Electric Co.	1,459	73,125
PPL Corp.	4,297	152,071
Southern Co.	4,985	458,869
Xcel Energy, Inc.	4,104	326,268
		5,377,313

Electrical Equipment - 0.4%
Acuity, Inc.	192	58,581
Allient, Inc.	277	21,927
AMETEK, Inc.	496	112,022
Atkore, Inc.	6	497
Eaton Corp. PLC	1,048	419,829
Emerson Electric Co.	1,818	261,465
EnerSys	2,477	564,682
Generac Holdings, Inc. (a)	141	39,185
Hubbell, Inc. (b)	156	73,883
LSI Industries, Inc.	12	291
Nextpower, Inc. - Class A (a)	2,109	329,848
nVent Electric PLC	832	138,936
Powell Industries, Inc.	114	32,424

Power Solutions International, Inc. (a)	4	167
Regal Rexnord Corp.	211	42,571
Rockwell Automation, Inc.	421	189,896
Sensata Technologies Holding PLC	241	11,903
Shoals Technologies Group, Inc. - Class A (a)	30	373
Thermon Group Holdings, Inc. (a)	558	34,116
Vertiv Holdings Co. - Class A	289	91,240
		2,423,836

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. - Class A	3,913	582,098
Arrow Electronics, Inc. (a)	990	212,484
Avnet, Inc.	633	55,027
Bel Fuse, Inc. - Class B	102	28,001
Belden, Inc.	1,230	129,248
Benchmark Electronics, Inc.	1	84
CDW Corp.	46	5,771
Climb Global Solutions, Inc.	6	130
Cognex Corp.	627	41,288
Coherent Corp. (a)	2,085	753,665
Corning, Inc.	2,774	502,538
Crane NXT Co.	6	233
CTS Corp.	50	3,211
Daktronics, Inc. (a)	2	41
Flex Ltd. (a)	2,848	429,421
Insight Enterprises, Inc. (a)	3,329	354,139
IPG Photonics Corp. (a)(b)	139	15,918
Itron, Inc. (a)	9	742
Jabil, Inc.	1,067	388,986
Keysight Technologies, Inc. (a)	484	163,752
Kimball Electronics, Inc. (a)	294	7,623
Knowles Corp. (a)	72	2,694
Littelfuse, Inc.	30	14,006
Methode Electronics, Inc.	1	12
Mirion Technologies, Inc. (a)	1,166	21,314
Napco Security Technologies, Inc.	344	12,910
Novanta, Inc. (a)(b)	354	56,403
OSI Systems, Inc. (a)(b)	324	70,227
PC Connection, Inc.	84	5,846
Plexus Corp. (a)	452	121,299
Powerfleet, Inc. NJ (a)	3	12
ScanSource, Inc. (a)	345	15,963
TD SYNNEX Corp.	9,580	2,503,062
Teledyne Technologies, Inc. (a)	187	115,908
TTM Technologies, Inc. (a)	2,517	437,253
Vishay Intertechnology, Inc. (b)	838	43,618
Vishay Precision Group, Inc. (a)	107	13,408
Vontier Corp.	20,151	571,885
Zebra Technologies Corp. - Class A (a)	36	8,771
		7,688,991

Energy Equipment & Services - 1.7%
Archrock, Inc.	26,843	898,972
Atlas Energy Solutions, Inc. (b)	72	1,202
Baker Hughes Co.	3,215	205,374
Bristow Group, Inc.	3,426	142,659
Cactus, Inc. - Class A (b)	161	9,345
Core Laboratories, Inc.	51	697
Energy Services of America Corp.	4	60

Expro Group Holdings NV (a)	9,922	146,548
Forum Energy Technologies, Inc. (a)	170	8,537
Halliburton Co.	10,081	391,647
Helix Energy Solutions Group, Inc. (a)	8,043	75,202
Helmerich & Payne, Inc.	10,562	402,940
Innovex International, Inc. (a)	3,276	87,502
Kodiak Gas Services, Inc.	12,802	855,814
Liberty Energy, Inc. (b)	23,701	693,491
Nabors Industries Ltd. (a)	3,611	334,487
National Energy Services Reunited Corp. (a)	11,153	271,576
Natural Gas Services Group, Inc.	1,634	64,216
Noble Corp. PLC	20,635	959,115
NOV, Inc.	7,000	139,720
Oceaneering International, Inc. (a)	15,849	605,907
Patterson-UTI Energy, Inc. (b)	49,566	555,635
ProFrac Holding Corp. - Class A (a)	8	49
ProPetro Holding Corp. (a)	12,097	184,600
Ranger Energy Services, Inc. - Class A	492	7,606
RPC, Inc.	4,058	26,864
SEACOR Marine Holdings, Inc. (a)	224	1,691
Seadrill Ltd. (a)	49	2,311
Select Water Solutions, Inc.	690	12,372
SLB Ltd.	19,668	1,072,889
Solaris Energy Infrastructure, Inc.	10	695
TechnipFMC PLC	5,131	351,063
TETRA Technologies, Inc. (a)	7,612	77,871
Tidewater, Inc. (a)(b)	7,574	556,613
Valaris Ltd. (a)	1,392	128,941
Weatherford International PLC	16,934	1,755,040
		11,029,251

Entertainment - 0.2%
Atlanta Braves Holdings, Inc. - Class C (a)	168	8,333
Cinemark Holdings, Inc. (b)	15,980	447,440
IMAX Corp. (a)	281	11,150
Liberty Media Corp.-Liberty Formula One - Class A (a)	2	168
Liberty Media Corp.-Liberty Formula One - Class C (a)	441	40,038
Live Nation Entertainment, Inc. (a)	6	1,010
Madison Square Garden Entertainment Corp. (a)	547	38,580
Marcus Corp.	2,687	50,811
Netflix, Inc. (a)	284	24,430
Sphere Entertainment Co. (a)	495	68,548
Walt Disney Co.	5,202	529,720
Warner Bros Discovery, Inc. (a)	3,337	90,132
Warner Music Group Corp. - Class A	9	284
		1,310,644

Financial Services - 2.3%
Acacia Research Corp. (a)	6,102	28,374
Affirm Holdings, Inc. (a)	5	368
Alerus Financial Corp.	100	2,858
Apollo Global Management, Inc.	463	59,593
Berkshire Hathaway, Inc. - Class B (a)	8,681	4,118,961
Block, Inc. (a)	104	7,875
Cass Information Systems, Inc.	13	598
Corebridge Financial, Inc.	2,928	79,056
Corpay, Inc. (a)	9,697	3,508,375
Enact Holdings, Inc.	1,934	80,822
Essent Group Ltd.	2,365	136,910

Euronet Worldwide, Inc. (a)	51	3,697
EVERTEC, Inc.	481	11,770
Federal Agricultural Mortgage Corp. - Class C	609	108,274
Fidelity National Information Services, Inc.	19	817
Fiserv, Inc. (a)	25,171	1,423,672
Flywire Corp. (a)	53	850
Global Payments, Inc.	8,153	615,633
Jack Henry & Associates, Inc.	1,413	192,620
Mastercard, Inc. - Class A	1,749	863,971
Merchants Bancorp	423	19,940
MGIC Investment Corp.	14,010	353,332
NMI Holdings, Inc. (a)(b)	9,237	331,608
Onity Group, Inc. (a)	58	2,003
Paymentus Holdings, Inc. - Class A (a)	3	71
Payoneer Global, Inc. (a)	56	291
PayPal Holdings, Inc.	15	671
PennyMac Financial Services, Inc.	90	7,548
Radian Group, Inc.	9,818	335,285
Remitly Global, Inc. (a)	1,304	26,106
Security National Financial Corp. - Class A (a)	427	4,142
Velocity Financial, Inc. (a)	1,608	28,140
Visa, Inc. - Class A	5,148	1,680,101
Voya Financial, Inc.	1,082	87,880
Walker & Dunlop, Inc.	12	602
Waterstone Financial, Inc.	1	19
Western Union Co. (b)	46,137	375,094
WEX, Inc. (a)	4,882	707,695
		15,205,622

Food Products - 0.5%
Archer-Daniels-Midland Co.	2,273	181,340
B&G Foods, Inc.	14,141	57,837
Cal-Maine Foods, Inc.	1,543	115,293
Campbell's Co. (b)	255	5,383
Conagra Brands, Inc.	786	10,438
Darling Ingredients, Inc. (a)	39	2,305
Dole PLC (b)	11,529	161,291
Flowers Foods, Inc. (b)	20	153
Fresh Del Monte Produce, Inc.	3	96
Freshpet, Inc. (a)	505	26,058
General Mills, Inc.	2,735	92,470
Hershey Co.	1,634	317,045
Hormel Foods Corp.	36	836
Ingredion, Inc.	8,477	859,907
J & J Snack Foods Corp.	1	76
John B Sanfilippo & Son, Inc.	1,630	122,103
Lamb Weston Holdings, Inc.	734	31,694
Marzetti Co.	36	4,030
McCormick & Co., Inc.	77	3,648
Mission Produce, Inc. (a)	1	11
Mondelez International, Inc. - Class A	1,262	77,197
Pilgrim's Pride Corp.	2,052	58,092
Post Holdings, Inc. (a)	6,291	577,765
Seaboard Corp.	1	5,082
Seneca Foods Corp. - Class A (a)	1,294	186,064
Smithfield Foods, Inc.	4,048	104,560
Tootsie Roll Industries, Inc.	47	1,787
Tyson Foods, Inc. - Class A (b)	5,456	332,925
		3,335,486

Gas Utilities - 0.2%
Atmos Energy Corp.	1,004	169,807
Chesapeake Utilities Corp.	747	92,120
MDU Resources Group, Inc.	3,157	66,550
National Fuel Gas Co.	2,281	176,207
New Jersey Resources Corp.	262	14,476
Northwest Natural Holding Co.	723	35,058
ONE Gas, Inc.	952	74,008
Southwest Gas Holdings, Inc.	877	75,606
Spire, Inc.	1,409	115,904
UGI Corp.	4,560	159,235
		978,971

Ground Transportation - 1.3%
ArcBest Corp.	1,152	157,467
Covenant Logistics Group, Inc.	1,924	76,383
CSX Corp.	49,211	2,227,290
Heartland Express, Inc.	805	12,067
JB Hunt Transport Services, Inc.	2,349	649,334
Knight-Swift Transportation Holdings, Inc.	585	44,243
Landstar System, Inc.	184	38,069
Marten Transport Ltd.	1	17
Norfolk Southern Corp.	2,379	725,500
Old Dominion Freight Line, Inc.	41	9,231
RXO, Inc. (a)	7	179
Ryder System, Inc.	6,721	1,685,963
Saia, Inc. (a)	40	18,895
Schneider National, Inc. - Class B	1,615	57,074
Uber Technologies, Inc. (a)	2,007	141,293
U-Haul Holding Co.	808	42,032
U-Haul Holding Co. (a)	9	521
Union Pacific Corp.	6,217	1,632,833
Universal Logistics Holdings, Inc.	2	32
Werner Enterprises, Inc.	6,521	270,687
XPO, Inc. (a)	2,193	469,850
		8,258,960

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	5,198	444,949
Acme United Corp.	116	4,895
Align Technology, Inc. (a)	12	2,099
Artivion, Inc. (a)	3	67
Baxter International, Inc. (b)	114	2,141
Becton Dickinson & Co.	203	29,865
Bioventus, Inc. - Class A (a)	7,333	62,404
Boston Scientific Corp. (a)	21	1,014
CONMED Corp.	1	36
Cooper Cos., Inc. (a)	92	5,631
CVRx, Inc. (a)	22	123
Dexcom, Inc. (a)	44	3,244
Edwards Lifesciences Corp. (a)	1,011	87,421
Envista Holdings Corp. (a)	245	5,770
GE HealthCare Technologies, Inc.	921	57,415
Globus Medical, Inc. - Class A (a)	65	5,322
Haemonetics Corp. (a)	2,598	176,170
ICU Medical, Inc. (a)	84	11,373
IDEXX Laboratories, Inc. (a)	137	77,204
Inmode Ltd. (a)	4	56

Insulet Corp. (a)	2	290
Integer Holdings Corp. (a)	19	1,698
Intuitive Surgical, Inc. (a)	303	128,666
iRadimed Corp.	4	363
Lantheus Holdings, Inc. (a)	17	1,688
LeMaitre Vascular, Inc.	40	3,786
LivaNova PLC (a)(b)	819	60,442
Medtronic PLC	2,741	202,313
Merit Medical Systems, Inc. (a)	86	5,423
Omnicell, Inc. (a)	84	3,708
Orthofix Medical, Inc. (a)	7	65
ResMed, Inc.	339	64,603
Solventum Corp. (a)	21,057	1,578,222
STERIS PLC	557	118,491
Stryker Corp.	351	107,087
Tactile Systems Technology, Inc. (a)	28	689
TransMedics Group, Inc. (a)	29	1,949
UFP Technologies, Inc. (a)	11	2,421
Zimmer Biomet Holdings, Inc.	2,851	234,723
		3,493,826

Health Care Providers & Services - 1.4%
AdaptHealth Corp. (a)	13,454	136,289
Addus HomeCare Corp. (a)	64	5,868
AMN Healthcare Services, Inc. (a)	542	15,702
BrightSpring Health Services, Inc. (a)	1,040	64,147
Cencora, Inc.	258	69,495
Chemed Corp.	8	3,411
Cigna Group	8,693	2,411,438
Concentra Group Holdings Parent, Inc.	17,896	445,074
CorVel Corp. (a)	2	123
CVS Health Corp.	5,231	475,916
Elevance Health, Inc.	3,582	1,408,407
Encompass Health Corp.	2,498	264,413
Ensign Group, Inc.	408	68,401
HealthEquity, Inc. (a)	515	45,315
Henry Schein, Inc. (a)	1,067	81,711
Humana, Inc.	21	6,414
Innovage Holding Corp. (a)	7	53
Labcorp Holdings, Inc.	1,329	345,620
LifeStance Health Group, Inc. (a)	57	439
Molina Healthcare, Inc. (a)	259	44,962
National HealthCare Corp.	62	11,434
NRC Health	993	19,393
Option Care Health, Inc. (a)	105	2,191
PACS Group, Inc. (a)	32	1,173
Pediatrix Medical Group, Inc. (a)	11,859	255,443
Pennant Group, Inc. (a)	19	651
Privia Health Group, Inc. (a)	9	194
Progyny, Inc. (a)	80	2,045
Quest Diagnostics, Inc.	2,448	477,115
RadNet, Inc. (a)(b)	172	9,551
Tenet Healthcare Corp. (a)	9,512	1,667,644
UnitedHealth Group, Inc.	842	320,221
Universal Health Services, Inc. - Class B	3,054	446,220
US Physical Therapy, Inc.	46	2,956
		9,109,429

Health Care REITs - 0.0% (c)

Healthpeak Properties, Inc.	8	153

Health Care Technology - 0.0% (c)
Certara, Inc. (a)	2	12
Teladoc Health, Inc. (a)(b)	6	46
TruBridge, Inc. (a)	14	363
		421

Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	8,493	100,982
Airbnb, Inc. - Class A (a)	1,045	139,309
Aramark	39,751	2,121,908
Biglari Holdings, Inc. - Class B (a)	21	6,100
BJ's Restaurants, Inc. (a)	3,061	144,020
Bloomin' Brands, Inc.	11,436	96,520
Boyd Gaming Corp.	8,982	742,632
Brightstar Lottery PLC	5,737	64,426
Brinker International, Inc. (a)	5,531	787,504
Caesars Entertainment, Inc. (a)(b)	34,295	996,270
Carnival Corp. Ltd.	63,564	1,783,606
Cheesecake Factory, Inc. (b)	7,061	466,308
Chipotle Mexican Grill, Inc. (a)	454	14,464
Choice Hotels International, Inc. (b)	14	1,524
Churchill Downs, Inc.	5,216	454,887
Cracker Barrel Old Country Store, Inc. (b)	3	101
Darden Restaurants, Inc.	8,545	1,742,411
Dave & Buster's Entertainment, Inc. (a)	24	321
Dutch Bros, Inc. - Class A (a)	25	1,450
El Pollo Loco Holdings, Inc. (a)	2,171	32,283
Expedia Group, Inc.	338	76,317
First Watch Restaurant Group, Inc. (a)	4	47
Global Business Travel Group I (a)	13	121
Hilton Grand Vacations, Inc. (a)	10,366	539,239
Hyatt Hotels Corp. - Class A (b)	784	142,186
Las Vegas Sands Corp.	4,536	229,386
Life Time Group Holdings, Inc. (a)(b)	11,772	389,418
Marriott Vacations Worldwide Corp.	12	1,019
MGM Resorts International (a)	29,135	1,272,325
Monarch Casino & Resort, Inc.	580	69,751
Norwegian Cruise Line Holdings Ltd. (a)	58,395	1,070,964
Portillo's, Inc. - Class A (a)	11	47
Pursuit Attractions and Hospitality, Inc. (a)	74	3,313
RCI Hospitality Holdings, Inc.	2	51
Red Rock Resorts, Inc. - Class A (b)	1,490	86,986
Royal Caribbean Cruises Ltd.	3,052	868,691
Shake Shack, Inc. - Class A (a)	2	129
Target Hospitality Corp. (a)	20	347
Texas Roadhouse, Inc.	843	152,263
Vail Resorts, Inc. (b)	1,883	251,569
Wendy's Co. (b)	23	177
Wyndham Hotels & Resorts, Inc.	1,918	153,939
		15,005,311

Household Durables - 0.7%
Beazer Homes USA, Inc. (a)	9	229
Cavco Industries, Inc. (a)	75	40,239
Century Communities, Inc.	88	4,648
Champion Homes, Inc. (a)	33	2,430
Cricut, Inc. - Class A	122	506

DR Horton, Inc.	580	85,312
Dream Finders Homes, Inc. - Class A (a)	3	46
Ethan Allen Interiors, Inc.	226	4,660
Flexsteel Industries, Inc.	316	18,208
Garmin Ltd.	650	152,048
Green Brick Partners, Inc. (a)	2,786	187,386
Hamilton Beach Brands Holding Co. - Class A	1,114	22,614
Hovnanian Enterprises, Inc. - Class A (a)	8	883
Installed Building Products, Inc.	75	15,749
KB Home	1,365	66,694
La-Z-Boy, Inc.	18	676
Leggett & Platt, Inc.	19,743	202,761
Lennar Corp. - Class A	21	1,885
Lennar Corp. - Class B (b)	210	18,497
LGI Homes, Inc. (a)	22	1,052
M/I Homes, Inc. (a)	1,050	138,201
Meritage Homes Corp.	1,174	76,592
Mohawk Industries, Inc. (a)	3,593	385,960
Newell Brands, Inc. (b)	10,955	37,247
NVR, Inc. (a)	113	689,842
PulteGroup, Inc.	9,451	1,116,919
SharkNinja, Inc. (a)(b)	462	56,313
Sonos, Inc. (a)	7	111
Taylor Morrison Home Corp. (a)	14,579	852,872
Toll Brothers, Inc.	3,792	525,344
TopBuild Corp. (a)	8	3,340
Whirlpool Corp.	1,172	50,888
		4,760,152

Household Products - 0.3%
Central Garden & Pet Co. (a)	2	77
Central Garden & Pet Co. - Class A (a)	4,584	156,452
Church & Dwight Co., Inc.	2,493	238,405
Colgate-Palmolive Co.	3,723	335,554
Energizer Holdings, Inc.	9,058	165,037
Kimberly-Clark Corp.	773	75,445
Oil-Dri Corp. of America	168	12,879
Procter & Gamble Co.	7,196	1,033,058
Reynolds Consumer Products, Inc.	4,183	90,645
Spectrum Brands Holdings, Inc.	1,984	156,121
WD-40 Co.	113	22,597
		2,286,270

Independent Power and Renewable Electricity Producers - 0.0% (c)
Brookfield Renewable Corp.	7	280
Clearway Energy, Inc. - Class C	3,315	136,446
Ormat Technologies, Inc.	779	106,902
Vistra Corp.	58	9,293
		252,921

Industrial Conglomerates - 0.2%
3M Co.	2,018	309,016
Honeywell International, Inc.	2,838	675,047
		984,063

Industrial REITs - 0.0% (c)
Prologis, Inc.	5	717

Insurance - 4.9%
Aflac, Inc.	649	72,961
Allstate Corp.	11,655	2,401,979
American Coastal Insurance Corp.	2,949	30,817
American Financial Group, Inc.	5,055	656,139
American International Group, Inc.	15,984	1,186,492
AMERISAFE, Inc.	2	61
Aon PLC - Class A	1,222	386,225
Arch Capital Group Ltd. (a)	10,240	914,842
Arthur J Gallagher & Co.	30	6,033
Assurant, Inc.	4,186	1,041,770
Assured Guaranty Ltd.	306	22,708
Axis Capital Holdings Ltd.	10,522	998,853
Bowhead Specialty Holdings, Inc. (a)	2	53
Chubb Ltd.	1,509	470,401
Cincinnati Financial Corp.	2,517	396,226
CNO Financial Group, Inc.	13,562	623,445
Crawford & Co. - Class A	2,567	26,825
Donegal Group, Inc. - Class A	3,690	62,619
Employers Holdings, Inc.	2	87
Erie Indemnity Co. - Class A	5	1,065
Everest Group Ltd.	2,919	945,844
F&G Annuities & Life, Inc.	1,142	31,656
Fidelity National Financial, Inc.	36,209	1,714,496
First American Financial Corp.	14,682	972,389
Genworth Financial, Inc. (a)	4,651	39,813
Globe Life, Inc.	10,246	1,570,097
Greenlight Capital Re Ltd. - Class A (a)	396	6,205
Hamilton Insurance Group Ltd. - Class B	16,610	491,822
Hanover Insurance Group, Inc.	3,516	654,679
Hartford Insurance Group, Inc.	16,335	2,076,669
HCI Group, Inc.	916	141,128
Heritage Insurance Holdings, Inc. (a)	3,382	73,322
Hippo Holdings, Inc. (a)	173	4,475
Horace Mann Educators Corp.	2,579	117,938
Investors Title Co.	13	3,052
James River Group Holdings, Inc.	3,830	14,975
Kingstone Cos., Inc.	1,646	24,476
Kinsale Capital Group, Inc.	9	2,743
Lincoln National Corp.	2,012	71,003
Loews Corp.	6,034	624,821
Markel Group, Inc. (a)	107	194,268
Marsh & McLennan Cos., Inc.	603	96,462
Mercury General Corp.	3,990	391,140
MetLife, Inc.	3,123	258,241
Old Republic International Corp.	8,811	328,033
Palomar Holdings, Inc. (a)	13	1,391
Pelagos Insurance Capital Ltd.	6,640	143,291
Primerica, Inc.	4,808	1,298,016
Principal Financial Group, Inc.	7,814	809,687
Progressive Corp.	2,191	417,166
Prudential Financial, Inc.	17,729	1,784,247
Reinsurance Group of America, Inc.	1,717	344,671
RenaissanceRe Holdings Ltd.	6,259	1,754,711
RLI Corp.	86	4,303
Root, Inc. (a)	4	208
Safety Insurance Group, Inc.	342	23,998
Selective Insurance Group, Inc.	3,318	287,140
Selectquote, Inc. (a)	411	411
SiriusPoint Ltd. (a)	15,452	329,900

Skyward Specialty Insurance Group, Inc. (a)	31	1,368
Stewart Information Services Corp.	305	19,819
Sun Life Financial, Inc.	15	1,077
Tiptree, Inc.	246	4,487
Travelers Cos., Inc.	10,830	3,161,169
United Fire Group, Inc.	1,942	86,089
Universal Insurance Holdings, Inc.	4,688	173,550
Unum Group	3,047	253,602
W R Berkley Corp.	1,566	99,504
White Mountains Insurance Group Ltd.	362	747,465
Willis Towers Watson PLC	1,313	327,817
		32,224,435

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A	47,428	18,038,765
Alphabet, Inc. - Class C	16,225	6,107,577
Cargurus, Inc. (a)	9,086	271,308
Cars.com, Inc. (a)	327	3,362
Grindr, Inc. (a)	345	4,312
Meta Platforms, Inc. - Class A	13,208	8,354,192
QuinStreet, Inc. (a)	54	676
TripAdvisor, Inc. (a)	6	67
Yelp, Inc. (a)	497	11,332
Ziff Davis, Inc. (a)	6,491	292,549
ZoomInfo Technologies, Inc. (a)	11	37
		33,084,177

IT Services - 0.5%
Accenture PLC - Class A	115	21,513
Akamai Technologies, Inc. (a)	3,702	553,597
Cognizant Technology Solutions Corp. - Class A	683	38,081
DXC Technology Co. (a)	19,224	190,510
EPAM Systems, Inc. (a)	102	10,451
Everforth, Inc. (a)	249	5,647
Gartner, Inc. (a)(b)	9	1,460
GoDaddy, Inc. - Class A (a)	1	86
International Business Machines Corp.	6,965	2,074,177
Kyndryl Holdings, Inc. (a)	26	324
Okta, Inc. (a)	53	6,533
Shopify, Inc. - Class A (a)	8	950
Twilio, Inc. - Class A (a)	1,441	274,712
		3,178,041

Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	1,914	169,925
Callaway Golf Co. (a)	188	2,895
Latham Group, Inc. (a)	27	143
MasterCraft Boat Holdings, Inc. (a)	870	20,262
Mattel, Inc. (a)	31,043	463,783
Peloton Interactive, Inc. - Class A (a)	5	32
Smith & Wesson Brands, Inc.	42	639
YETI Holdings, Inc. (a)	1,959	93,973
		751,652

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	581	78,743
Avantor, Inc. (a)	24	219
Bio-Rad Laboratories, Inc. - Class A (a)	21	6,562

Bio-Techne Corp.	383	19,793
Bruker Corp. (b)	45	2,650
Charles River Laboratories International, Inc. (a)	396	71,561
Danaher Corp.	798	145,771
Illumina, Inc. (a)	2,774	452,051
IQVIA Holdings, Inc. (a)	4,738	863,311
Medpace Holdings, Inc. (a)	155	69,302
Mesa Laboratories, Inc.	1	102
Repligen Corp. (a)	67	8,305
Revvity, Inc.	99	10,350
Sotera Health Co. (a)	30,968	484,340
Thermo Fisher Scientific, Inc.	835	411,246
Waters Corp. (a)	6	2,301
West Pharmaceutical Services, Inc.	20	6,456
		2,633,063

Machinery - 2.5%
3D Systems Corp. (a)	25,133	89,725
Aebi Schmidt Holding AG	584	7,288
AGCO Corp.	2,439	273,851
Alamo Group, Inc.	115	17,332
Albany International Corp. - Class A	9	582
Allison Transmission Holdings, Inc.	15,783	1,791,844
Astec Industries, Inc.	1,562	78,662
Atmus Filtration Technologies, Inc.	896	41,915
Blue Bird Corp. (a)	3,912	265,116
Caterpillar, Inc.	4,734	4,146,369
CECO Environmental Corp. (a)	599	44,775
CNH Industrial NV (b)	118,318	1,208,027
Columbus McKinnon Corp.	22	351
Crane Co.	316	57,828
Cummins, Inc.	1,382	893,643
Deere & Co.	1,746	946,646
Donaldson Co., Inc.	2,032	166,360
Douglas Dynamics, Inc.	1,296	57,737
Dover Corp.	352	74,399
Enerpac Tool Group Corp.	369	12,358
Enpro, Inc. (b)	317	97,316
Esab Corp.	330	30,502
ESCO Technologies, Inc.	383	111,798
Federal Signal Corp.	462	49,295
Flowserve Corp.	2,026	152,983
Fortive Corp.	726	42,340
Franklin Electric Co., Inc.	369	36,302
Gates Industrial Corp. PLC (a)	5,306	137,531
Gorman-Rupp Co.	428	32,079
Graco, Inc.	951	71,753
Greenbrier Cos., Inc.	4,523	213,078
Helios Technologies, Inc.	53	4,404
Hillman Solutions Corp. (a)	12,377	92,332
IDEX Corp.	300	63,249
Illinois Tool Works, Inc.	1,328	328,388
Ingersoll Rand, Inc.	620	44,417
ITT, Inc.	11	2,145
Kadant, Inc.	63	20,108
Kennametal, Inc.	4,169	136,743
L B Foster Co. - Class A (a)	8	329
Lincoln Electric Holdings, Inc.	795	205,500
Lindsay Corp.	23	2,514

Luxfer Holdings PLC	451	7,680
Manitowoc Co., Inc. (a)	2,865	33,893
Mayville Engineering Co., Inc. (a)	652	17,506
Microvast Holdings, Inc. (a)	14	22
Middleby Corp. (a)	12	1,860
Miller Industries, Inc.	3	144
Mueller Industries, Inc.	2,068	265,945
Mueller Water Products, Inc. - Class A	1,629	41,067
Nordson Corp.	94	27,009
Oshkosh Corp.	11,296	1,468,480
PACCAR, Inc.	1,005	110,922
Parker-Hannifin Corp.	412	347,988
Park-Ohio Holdings Corp.	1,758	57,240
Pentair PLC	358	25,361
Proto Labs, Inc. (a)	360	27,274
RBC Bearings, Inc. (a)	242	138,414
Snap-on, Inc.	317	117,674
SPX Technologies, Inc. (a)	388	84,064
Standex International Corp.	72	19,945
Stanley Black & Decker, Inc.	318	25,256
Tennant Co.	107	9,214
Terex Corp.	1,711	99,546
Timken Co.	4,777	611,360
Titan International, Inc. (a)	1,672	12,072
Toro Co.	1,488	133,741
Trinity Industries, Inc.	14,098	457,339
Watts Water Technologies, Inc. - Class A	298	92,076
Westinghouse Air Brake Technologies Corp.	623	162,703
Worthington Enterprises, Inc.	7	397
Xylem, Inc.	338	37,024
		16,483,130

Marine Transportation - 0.2%
Costamare, Inc.	7,602	116,919
Kirby Corp. (a)	999	140,449
Matson, Inc.	4,940	895,622
Pangaea Logistics Solutions Ltd.	2,147	16,253
		1,169,243

Media - 0.7%
Advantage Solutions, Inc. (a)	1,018	38,094
AMC Global Media, Inc. - Class A (a)(b)	6,158	59,856
Charter Communications, Inc. - Class A (a)	10	1,440
DoubleVerify Holdings, Inc. (a)	3	29
EW Scripps Co. - Class A (a)	22,799	77,289
Fox Corp. - Class A	31,984	2,044,417
Fox Corp. - Class B	6	344
Gray Media, Inc.	15,962	64,008
John Wiley & Sons, Inc. - Class A	6,579	276,844
Liberty Broadband Corp. - Class A (a)	23	777
Magnite, Inc. (a)	3	43
New York Times Co. - Class A	1,874	140,944
News Corp. - Class A	7,504	195,854
News Corp. - Class B	35	1,044
Nexstar Media Group, Inc.	4,798	856,107
PubMatic, Inc. - Class A (a)	466	5,443
Scholastic Corp.	2,535	102,667
Sinclair, Inc.	9,325	128,965
Sirius XM Holdings, Inc.	5,724	168,972

Stagwell, Inc. (a)	16,819	117,901
USA TODAY Co., Inc. (a)	43,091	336,541
Versant Media Group, Inc.	326	14,064
		4,631,643

Metals & Mining - 1.5%
Alcoa Corp.	5	388
Caledonia Mining Corp. PLC	126	2,994
Century Aluminum Co. (a)	15,262	1,006,834
Commercial Metals Co. (b)	8,260	628,173
Compass Minerals International, Inc. (a)	9,357	298,675
Freeport-McMoRan, Inc.	3,841	252,392
Friedman Industries, Inc.	284	6,640
Hecla Mining Co.	8,080	143,582
Kaiser Aluminum Corp.	4,019	731,619
Metallus, Inc. (a)	800	15,720
Newmont Corp.	55,230	6,064,806
Nucor Corp.	858	214,500
Reliance, Inc.	470	178,962
Ryerson Holding Corp.	7	200
Southern Copper Corp.	564	107,813
Steel Dynamics, Inc.	1,273	331,171
SunCoke Energy, Inc.	1,157	10,425
Tredegar Corp. (a)	3,466	27,069
Warrior Met Coal, Inc.	56	5,294
Worthington Steel, Inc.	1,963	82,819
		10,110,076

Mortgage REITs - 0.0% (c)
BrightSpire Capital, Inc.	9	52

Multi-Utilities - 0.3%
Ameren Corp.	1,919	207,194
Avista Corp.	1,344	55,736
Black Hills Corp.	999	72,747
CenterPoint Energy, Inc. (b)	6,103	257,913
CMS Energy Corp.	1,881	136,504
Consolidated Edison, Inc.	558	58,941
Dominion Energy, Inc.	4,272	285,968
DTE Energy Co.	988	141,156
NiSource, Inc.	4,318	199,578
Northwestern Energy Group, Inc.	992	70,045
Public Service Enterprise Group, Inc.	2,296	180,580
Sempra	2,549	227,192
Unitil Corp.	198	9,906
WEC Energy Group, Inc.	2,114	234,760
		2,138,220

Office REITs - 0.0% (c)
Equity Commonwealth (a)(d)	94	0

Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream Corp.	8,944	187,466
Antero Resources Corp. (a)	12,121	433,326
APA Corp.	64,319	2,343,141
Ardmore Shipping Corp.	4	64
California Resources Corp.	2,859	169,510
Cheniere Energy, Inc.	4,884	1,098,216

Chevron Corp.	7,848	1,431,946
Chord Energy Corp.	6,998	922,826
CNX Resources Corp. (a)	17,624	593,753
Comstock Resources, Inc. (a)	3,041	40,537
ConocoPhillips	46,297	5,276,932
Crescent Energy Co. - Class A	18,869	218,126
CVR Energy, Inc.	2,226	73,948
Devon Energy Corp.	91,933	4,090,095
DHT Holdings, Inc.	14,635	238,843
Diamondback Energy, Inc.	1,867	357,493
Dorian LPG Ltd.	236	9,492
DT Midstream, Inc.	957	133,961
EOG Resources, Inc.	23,234	3,098,951
EQT Corp.	11,194	614,886
Evolution Petroleum Corp.	34	144
Excelerate Energy, Inc. - Class A	30	988
Expand Energy Corp.	6,392	594,328
Exxon Mobil Corp.	32,188	4,675,629
Granite Ridge Resources, Inc.	7,153	34,764
Gulfport Energy Corp. (a)	1,158	195,227
HF Sinclair Corp.	18,094	1,264,590
International Seaways, Inc.	8,401	648,473
Kinder Morgan, Inc.	9,264	287,925
Magnolia Oil & Gas Corp. - Class A	52,324	1,431,585
Marathon Petroleum Corp.	13,430	3,340,981
Matador Resources Co.	13,604	729,174
Murphy Oil Corp.	21,697	785,214
NACCO Industries, Inc. - Class A	5	253
Nordic American Tankers Ltd.	5,762	29,674
Northern Oil & Gas, Inc.	6,127	133,385
Occidental Petroleum Corp.	29,804	1,687,801
ONEOK, Inc.	9,158	768,723
Ovintiv, Inc.	38,286	2,145,547
Par Pacific Holdings, Inc. (a)	13,133	737,549
PBF Energy, Inc. - Class A	1,486	60,480
Peabody Energy Corp.	95	2,570
Permian Resources Corp.	112,337	2,160,241
Phillips 66	11,140	1,959,303
Range Resources Corp.	11,185	435,656
REX American Resources Corp. (a)	54	2,525
Riley Exploration Permian, Inc.	1,640	54,546
Scorpio Tankers, Inc.	2,929	218,240
SFL Corp. Ltd.	16,183	178,660
SM Energy Co.	4	123
Suncor Energy, Inc.	3	187
Talos Energy, Inc. (a)	14,417	211,497
Targa Resources Corp.	5,407	1,379,164
Teekay Corp. Ltd.	7,308	83,823
Teekay Tankers Ltd.	4,899	344,645
Texas Pacific Land Corp.	4	1,572
VAALCO Energy, Inc.	1,501	7,835
Valero Energy Corp.	827	202,466
Vitesse Energy, Inc.	2,503	43,252
Western Midstream Partners LP	11	472
Williams Cos., Inc.	5,570	397,642
		48,570,365

Paper & Forest Products - 0.0% (c)
Louisiana-Pacific Corp.	10	764

Sylvamo Corp.	4,236	166,348
		167,112

Passenger Airlines - 1.3%
Alaska Air Group, Inc. (a)	722	33,226
Allegiant Travel Co. (a)	856	78,393
Delta Air Lines, Inc.	35,346	2,915,338
JetBlue Airways Corp. (a)	4,465	24,424
SkyWest, Inc. (a)	5,332	456,686
Southwest Airlines Co.	72,471	3,112,630
United Airlines Holdings, Inc. (a)	16,558	1,900,858
		8,521,555

Personal Care Products - 0.0% (c)
Edgewell Personal Care Co.	660	11,563
Estee Lauder Cos., Inc. - Class A	4	356
Interparfums, Inc.	267	25,197
Kenvue, Inc.	9,422	162,812
Nature's Sunshine Products, Inc. (a)	52	1,107
Nu Skin Enterprises, Inc. - Class A	3	17
		201,052

Pharmaceuticals - 2.8%
Amphastar Pharmaceuticals, Inc. (a)	792	14,929
ANI Pharmaceuticals, Inc. (a)	1,823	143,124
AstraZeneca PLC	14	2,600
Bristol-Myers Squibb Co.	86,522	4,947,328
Collegium Pharmaceutical, Inc. (a)	4,161	139,851
Elanco Animal Health, Inc. (a)(b)	4,762	113,574
Eli Lilly & Co.	777	858,585
Harmony Biosciences Holdings, Inc. (a)	2,210	69,814
Harrow, Inc. (a)	984	34,647
Innoviva, Inc. (a)	4,662	99,860
Jazz Pharmaceuticals PLC (a)	248	58,650
Johnson & Johnson	8,725	1,966,004
Ligand Pharmaceuticals, Inc. (a)	4	928
Merck & Co., Inc.	39,610	4,702,499
Organon & Co.	4	53
Pacira BioSciences, Inc. (a)(b)	295	6,850
Pfizer, Inc.	179,935	4,710,698
Phibro Animal Health Corp. - Class A	6,831	210,327
Prestige Consumer Healthcare, Inc. (a)	504	23,955
SIGA Technologies, Inc.	34	159
Supernus Pharmaceuticals, Inc. (a)	441	20,365
Zoetis, Inc.	199	15,460
		18,140,260

Professional Services - 0.4%
Amentum Holdings, Inc. (a)	11,862	275,554
Automatic Data Processing, Inc.	15	3,328
Booz Allen Hamilton Holding Corp.	110	8,710
Broadridge Financial Solutions, Inc.	4	615
CACI International, Inc. - Class A (a)	245	125,810
Clarivate PLC (a)	31	78
Conduent, Inc. (a)	675	1,168
CRA International, Inc.	319	44,261
Equifax, Inc.	16	2,653
ExlService Holdings, Inc. (a)	95	2,758

Exponent, Inc.	20	1,166
First Advantage Corp. (a)	11,292	180,672
FTI Consulting, Inc. (a)	207	31,708
Genpact Ltd.	5,009	165,047
Huron Consulting Group, Inc. (a)	137	14,712
IBEX Holdings Ltd. (a)	584	18,478
ICF International, Inc.	150	10,326
Innodata, Inc. (a)	2	210
Insperity, Inc.	8	276
Jacobs Solutions, Inc.	895	107,275
KBR, Inc.	2,016	70,459
Kforce, Inc.	1,484	69,733
Korn Ferry	3,847	269,213
Leidos Holdings, Inc.	3,483	445,127
Maximus, Inc.	2,157	133,583
Mistras Group, Inc. (a)	2,316	40,715
Parsons Corp. (a)	1	59
Paychex, Inc.	17	1,649
RCM Technologies, Inc. (a)	730	15,775
Science Applications International Corp.	4,716	491,407
SS&C Technologies Holdings, Inc.	1,584	106,952
TransUnion	932	66,694
TriNet Group, Inc.	18	822
Upwork, Inc. (a)	6	53
Verra Mobility Corp. (a)	65	293
Willdan Group, Inc. (a)	72	6,541
		2,713,880

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	595	74,399
Cushman & Wakefield Ltd. (a)	16,965	211,045
Howard Hughes Holdings, Inc. (a)	888	56,255
Jones Lang LaSalle, Inc. (a)	601	169,668
Newmark Group, Inc. - Class A	2,061	28,792
RMR Group, Inc. - Class A	403	8,040
St Joe Co.	46	2,927
Zillow Group, Inc. - Class A (a)	18	636
Zillow Group, Inc. - Class C (a)	7	245
		552,007

Residential REITs - 0.0% (c)
Elme Communities	15	31

Retail REITs - 0.0% (c)
Curbline Properties Corp.	8	233
Macerich Co.	10	225
Tanger, Inc.	4	145
		603

Semiconductors & Semiconductor Equipment - 13.8%
ACM Research, Inc. - Class A (a)	684	59,207
Advanced Micro Devices, Inc. (a)	3,398	1,753,708
Allegro MicroSystems, Inc. (a)	1	48
Alpha & Omega Semiconductor Ltd. (a)	3	136
Amkor Technology, Inc.	16,468	1,145,514
Analog Devices, Inc.	1,950	807,008
Applied Materials, Inc.	4,491	2,021,219
Axcelis Technologies, Inc. (a)(b)	320	48,131

Broadcom, Inc.	32,835	14,669,693
Cirrus Logic, Inc. (a)	833	141,568
Diodes, Inc. (a)	730	76,884
Enphase Energy, Inc. (a)	69	4,717
Entegris, Inc.	2,273	315,470
First Solar, Inc. (a)	103	31,599
FormFactor, Inc. (a)	2	249
GLOBALFOUNDRIES, Inc. (a)	903	72,213
Intel Corp. (a)	3,963	454,477
KLA Corp.	966	1,856,372
Kulicke & Soffa Industries, Inc.	4	408
Lam Research Corp.	5,086	1,618,263
Lattice Semiconductor Corp. (a)	7	1,030
MACOM Technology Solutions Holdings, Inc. (a)	8	2,917
Marvell Technology, Inc.	3,494	716,270
Microchip Technology, Inc.	2	189
Micron Technology, Inc.	25,120	24,391,520
MKS, Inc.	1,773	574,913
Monolithic Power Systems, Inc.	5	7,831
NVIDIA Corp.	167,067	35,274,526
ON Semiconductor Corp. (a)	860	103,733
Onto Innovation, Inc. (a)	372	96,065
PDF Solutions, Inc. (a)	7	342
Penguin Solutions, Inc. (a)	1,254	70,011
Photronics, Inc. (a)	3,722	120,407
Power Integrations, Inc. (b)	201	16,884
Qnity Electronics, Inc.	942	146,952
Qorvo, Inc. (a)	170	17,605
QUALCOMM, Inc.	12,594	3,161,346
Rambus, Inc. (a)(b)	1,015	147,642
Skyworks Solutions, Inc. (b)	300	23,355
Synaptics, Inc. (a)	368	50,519
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1	418
Teradyne, Inc.	1	374
Texas Instruments, Inc.	2,060	629,701
Veeco Instruments, Inc. (a)(b)	311	17,926
		90,649,360

Software - 3.9%
8x8, Inc. (a)	30,585	63,311
A10 Networks, Inc. (b)	111	3,346
ACI Worldwide, Inc. (a)	581	25,372
Adeia, Inc.	24,036	642,242
Adobe, Inc. (a)	13	3,370
Alarm.com Holdings, Inc. (a)	26,229	1,183,190
AppLovin Corp. - Class A (a)	13	7,970
Autodesk, Inc. (a)	123	28,451
Cadence Design Systems, Inc. (a)	330	123,727
CCC Intelligent Solutions Holdings, Inc. (a)	367	1,725
Clear Secure, Inc. - Class A	1,844	102,250
Consensus Cloud Solutions, Inc. (a)	3,033	104,184
Digital Turbine, Inc. (a)	2,304	20,229
Dolby Laboratories, Inc. - Class A	282	15,738
Dynatrace, Inc. (a)	12	511
Fortinet, Inc. (a)	39	5,381
Gen Digital, Inc.	2,088	53,850
I3 Verticals, Inc. - Class A (a)	4	81
InterDigital, Inc. (b)	1,926	485,525
Intuit, Inc.	4	1,326

Microsoft Corp.	48,631	21,895,621
Mitek Systems, Inc. (a)	836	14,362
N-able, Inc. (a)	2	7
NCR Voyix Corp. (a)	63	453
OneSpan, Inc.	9	130
Ooma, Inc. (a)(b)	378	6,672
Oracle Corp.	1	226
Palantir Technologies, Inc. - Class A (a)	9	1,409
Pegasystems, Inc.	39	1,393
Progress Software Corp. (a)	456	14,970
PTC, Inc. (a)	26	3,607
Qualys, Inc. (a)	13	1,421
Red Violet, Inc. (a)	2	114
Salesforce, Inc.	56	10,702
Sprinklr, Inc. - Class A (a)	9	50
SPS Commerce, Inc. (a)	20	1,135
Teradata Corp. (a)	20,490	697,684
Trimble, Inc. (a)	933	52,631
Workday, Inc. - Class A (a)	9	1,316
Yext, Inc. (a)	28	117
Zoom Communications, Inc. (a)	1,086	110,327
		25,686,126

Specialized REITs - 0.0% (c)
Crown Castle, Inc.	9	824
CubeSmart	10	400
Four Corners Property Trust, Inc.	9	224
Iron Mountain, Inc.	9	1,154
VICI Properties, Inc. (b)	17	480
		3,082

Specialty Retail - 2.1%
Abercrombie & Fitch Co. - Class A (a)	5,356	413,590
Academy Sports & Outdoors, Inc.	8,419	444,523
American Eagle Outfitters, Inc.	8,161	128,944
Arhaus, Inc.	978	6,621
Arko Corp.	12,174	94,470
Asbury Automotive Group, Inc. (a)(b)	2,026	380,300
AutoNation, Inc. (a)	5,557	1,043,160
Barnes & Noble Education, Inc. (a)	2,566	26,584
Best Buy Co., Inc.	8,282	645,582
Boot Barn Holdings, Inc. (a)	144	24,461
Buckle, Inc.	3,962	181,737
Build-A-Bear Workshop, Inc.	22	819
Burlington Stores, Inc. (a)	680	220,204
Caleres, Inc.	106	1,543
Camping World Holdings, Inc. - Class A	4	29
CarMax, Inc. (a)	10,547	470,607
Carvana Co. (a)(b)	1,275	93,075
Designer Brands, Inc. - Class A	10,297	79,493
Dick's Sporting Goods, Inc.	2,716	618,080
Five Below, Inc. (a)	637	144,828
Floor & Decor Holdings, Inc. - Class A (a)	3	154
Gap, Inc.	39,689	839,422
Genesco, Inc. (a)	92	3,530
Group 1 Automotive, Inc.	261	82,565
Home Depot, Inc.	3,111	986,623
J Jill, Inc.	833	10,554
Lands' End, Inc. (a)	1,477	17,355

Lithia Motors, Inc.	2,301	669,338
MarineMax, Inc. (a)(b)	30	1,033
Monro, Inc. (b)	41	674
Murphy USA, Inc. (b)	3,036	1,536,307
National Vision Holdings, Inc. (a)	772	12,931
Penske Automotive Group, Inc. (b)	1,321	221,096
Petco Health & Wellness Co., Inc. (a)	2,558	7,700
Revolve Group, Inc. (a)	40	784
Ross Stores, Inc.	1,594	369,378
Sally Beauty Holdings, Inc. (a)(b)	14,931	198,284
Shoe Carnival, Inc.	589	10,425
Signet Jewelers Ltd.	66	5,768
Sonic Automotive, Inc. - Class A (b)	3,304	272,976
TJX Cos., Inc.	3,626	561,123
Tractor Supply Co.	514	16,206
Ulta Beauty, Inc. (a)	323	164,359
Upbound Group, Inc.	7,865	151,087
Urban Outfitters, Inc. (a)(b)	4,580	332,737
Valvoline, Inc. (a)	9,514	321,098
Victoria's Secret & Co. (a)	21,296	1,171,280
Warby Parker, Inc. - Class A (a)	2	49
Williams-Sonoma, Inc.	3,050	620,889
Zumiez, Inc. (a)	20	493
		13,604,868

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	126,324	39,420,667
Corsair Gaming, Inc. (a)	10,313	125,200
Diebold Nixdorf, Inc. (a)	4,974	403,590
Everpure, Inc. - Class A (a)	4	318
Hewlett Packard Enterprise Co.	6,040	259,962
NetApp, Inc.	379	66,056
Turtle Beach Corp. (a)	38	496
Western Digital Corp.	6,183	3,284,471
		43,560,760

Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC (a)(b)	362	16,315
Capri Holdings Ltd. (a)	2	37
Carter's, Inc.	2,556	98,636
Columbia Sportswear Co.	9	596
Crocs, Inc. (a)	13	1,543
Deckers Outdoor Corp. (a)	12,429	1,415,042
Figs, Inc. - Class A (a)	22	259
G-III Apparel Group Ltd.	180	5,819
Kontoor Brands, Inc.	3,509	251,841
Levi Strauss & Co. - Class A	1	23
Lululemon Athletica, Inc. (a)	734	96,286
Movado Group, Inc.	10	383
NIKE, Inc. - Class B	199	9,200
Oxford Industries, Inc. (b)	8	357
PVH Corp.	14	1,306
Ralph Lauren Corp.	639	232,532
Rocky Brands, Inc.	585	22,616
Steven Madden Ltd.	55	2,389
Tapestry, Inc.	1,090	158,551
Under Armour, Inc. - Class C (a)	10	57
VF Corp.	62,508	1,073,887
Wolverine World Wide, Inc.	11,581	203,247

		3,590,922

Tobacco - 0.0% (c)
Turning Point Brands, Inc.	194	16,476
Universal Corp.	3,385	175,580
		192,056

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	299	90,839
Boise Cascade Co.	1,966	137,070
Core & Main, Inc. - Class A (a)	4,311	213,179
Custom Truck One Source, Inc. (a)	12,538	120,114
Distribution Solutions Group, Inc. (a)	458	12,366
DXP Enterprises, Inc. (a)	2,171	314,925
Fastenal Co.	2,125	93,925
Ferguson Enterprises, Inc.	1,098	248,115
GATX Corp.	2,829	478,327
Global Industrial Co.	346	10,518
Karat Packaging, Inc.	267	7,241
McGrath RentCorp	1,814	197,708
MSC Industrial Direct Co., Inc. - Class A	546	59,771
NPK International, Inc. (a)	6	87
Rush Enterprises, Inc. - Class A	6,804	471,721
Rush Enterprises, Inc. - Class B	9	584
SiteOne Landscape Supply, Inc. (a)	222	24,109
Transcat, Inc. (a)	1	85
United Rentals, Inc.	2,147	2,137,704
Watsco, Inc.	3	1,101
WESCO International, Inc.	3,748	1,353,665
Willis Lease Finance Corp. (b)	583	103,197
WW Grainger, Inc.	145	178,965
		6,255,316

Water Utilities - 0.1%
American States Water Co.	494	38,171
American Water Works Co., Inc.	1,192	146,938
California Water Service Group	887	40,004
Consolidated Water Co. Ltd.	43	1,298
Essential Utilities, Inc.	4,200	154,938
H2O America (b)	404	23,363
Middlesex Water Co.	226	11,872
Pure Cycle Corp. (a)	38	393
York Water Co.	17	508
		417,485

Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	4	18
Telephone and Data Systems, Inc.	3,611	141,226
T-Mobile US, Inc.	5,488	1,029,165
		1,170,409
TOTAL COMMON STOCKS (Cost $468,543,165)		655,385,598

EXCHANGE TRADED FUNDS - 0.0%(c)	Shares	Value
Avantis U.S. Small Cap Value ETF (b)	15	1,801
TOTAL EXCHANGE TRADED FUNDS (Cost $1,583)		1,801

RIGHTS - 0.0% (c)	Shares	Value
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	123	-

Media - 0.0% (c)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(d)	637		-
TOTAL RIGHTS (Cost $472)			-

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)	13,288,471		13,288,471
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,288,471)			13,288,471

MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (e)	391,088		391,088
TOTAL MONEY MARKET FUNDS (Cost $391,088)			391,088

TOTAL INVESTMENTS - 101.9% (Cost $482,224,779)			669,066,958
Liabilities in Excess of Other Assets - (1.9)%		(0.01948)	(12,782,818)
TOTAL NET ASSETS - 100.0%			$ 656,284,140

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $12,900,631.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Longview Advantage ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$ 655,385,598	$ –	$ –	(a)	$ 655,385,598
Exchange Traded Funds	1,801	–	–		1,801
Rights	–	–	–	(a)	– (a)
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		13,288,471
Money Market Funds	391,088	–	–		391,088
Total Investments	$ 655,778,487	$ –	$ –	(a)	$ 669,066,958

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) (b)
Includes investments with an aggregate value of zero.
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.